LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
LONG-TERM DEBT

17.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2019	2019	2018
Bank credit facility (i)	3.28%	$89.3	$742.0
Senior Notes (ii)		4,173.0	3,502.4
Total long-term debt		4,262.3	4,244.4

Change in fair value related to hedged interest rate risk		9.1	2.4
Financing fees, net of amortization		(31.2)	(27.2)
		(22.1)	(24.8)
		$4,240.2	$4,219.6
(i)

The bank credit facility provides for a $1,500.0 million secured revolving credit facility that matures in July 2023 and bears interest at Bankers’ acceptance rate, U.S. London Interbank Offered Rate (“LIBOR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of the Corporation and most of its wholly owned subsidiaries. As of December 31, 2019, the bank credit facility was secured by assets with a carrying value of $8,062.9 million ($7,748.9 million in 2018). The bank credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2019, $89.3 million was drawn on the secured revolving credit facility ($742.0 million was drawn as of December 31, 2018).

(ii)

The Senior Notes are unsecured and contain certain restrictions on the Corporation, including limitations on its ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to maturity. The Senior Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2019:

			Annual nominal		Interest payable
Principal amount			interest rate	Maturity date	every 6 months on

US$	800.0		5.000%	July 15, 2022	January and July 15
US$	600.0		5.375%	June 15, 2024	June and December 15
	$400.0		5.625%	June 15, 2025	April and October 15
	$375.0		5.750%	January 15, 2026	March and September 15
US$	600.0	[1]	5.125%	April 15, 2027	April and October 15
	$800.0	[2]	4.500%	January 15, 2030	April and October 15
[1]	The Notes were issued in April 2017 for net proceeds of $794.5 million, net of financing fees of $9.9 million.
[2]	The Notes were issued in October 2019 for net proceeds of $790.7 million, net of financing fees of $9.3 million.

On December 31, 2019, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2020	$—
2021	—
2022	1,039.2
2023	89.3
2024	779.4
2025 and thereafter	2,354.4

Changes in long-term debt are as follows:

	2019	2018

Balance at beginning of year	$4,219.6	$3,270.4
Net change under revolving facility, net of financing fees	(649.1)	736.5
Issuance of long-term debt, net of financing fees	790.7	—
Repayment of long-term debt	—	(5.4)
Foreign currency translation	(132.8)	217.2
Amortization of financing fees and long-term debt discount	5.1	4.3
Change in fair value related to hedged interest rate risk	6.7	(3.4)
Balance at end of year	$4,240.2	$4,219.6